UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS—June 30, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 90.9%
Australia — 3.2%

Australia and New Zealand Banking Group, Ltd.(1)	42,270	$998,271
Transfield Services, Ltd.(1)	562,120	2,029,023

		3,027,294

Bermuda — 1.7%

Peace Mark Holdings, Ltd.†(2)(3)	800,000	0
Peregrine Investments Holdings, Ltd.†(2)(3)	91,000	0
Sinofert Holdings(1)	3,646,230	1,602,317

		1,602,317

Brazil — 0.5%

Petroleo Brasileiro SA ADR	12,890	436,455

Canada — 4.2%

Shoppers Drug Mart Corp.	46,630	1,919,447
Toronto-Dominion Bank	23,708	2,010,307

		3,929,754

Cayman Islands — 3.4%

AAC Acoustic Technologies Holdings, Inc.(1)	762,060	1,796,815
TPK Holding Co., Ltd.†(1)	46,310	1,420,771

		3,217,586

Chile — 0.9%

CFR Pharmaceuticals SA	3,160,825	858,938

China — 1.4%

Anhui Conch Cement Co., Ltd.(1)	269,600	1,277,180

France — 5.8%

LVMH Moet Hennessy Louis Vuitton SA(1)	10,143	1,825,513
Sanofi(1)	22,796	1,832,206
Valeo SA†(1)	26,694	1,822,610

		5,480,329

Germany — 11.4%

Allianz SE(1)	13,052	1,823,589
E.ON AG(1)	124,414	3,531,862
Fresenius SE & Co. KGaA(1)	33,651	3,512,305
Software AG(1)	30,843	1,847,850

		10,715,606

Hong Kong — 1.6%

Cheung Kong Holdings, Ltd.(1)	105,200	1,547,097

India — 1.8%

Dr. Reddy’s Laboratories, Ltd. ADR	48,764	1,674,068

Italy — 1.9%

Saipem SpA(1)	35,389	1,827,082

Japan — 17.0%

Daihatsu Motor Co., Ltd.(1)	86,000	1,465,594
Denso Corp.(1)	36,500	1,355,196
Hitachi Transport System, Ltd.(1)	65,500	1,120,041
Isuzu Motors, Ltd.(1)	290,000	1,374,261
Koito Manufacturing Co., Ltd.(1)	83,000	1,451,977
Komatsu, Ltd.(1)	37,000	1,151,190
Mazda Motor Corp.†(1)	455,000	1,200,069
Mitsubishi Corp.(1)	42,000	1,052,308
Mitsubishi UFJ Financial Group, Inc.(1)	182,300	887,486
NTT DoCoMo, Inc.(1)	615	1,097,125
Omron Corp.(1)	50,000	1,389,751
Tokyo Gas Co., Ltd.(1)	266,000	1,203,292
Toray Industries, Inc.(1)	164,000	1,213,722

		15,962,012

Jersey — 1.9%

Shire PLC(1)	57,821	1,805,039

Mexico — 1.5%

Empresas ICA SAB de CV†	606,680	1,401,087

Netherlands — 3.9%

ING Groep NV†(1)	152,544	1,881,676
Koninklijke DSM NV(1)	27,715	1,798,772

		3,680,448

Russia — 3.4%

Sberbank of Russia(1)	388,160	1,431,875
Sistema JSFC GDR(1)	70,220	1,804,088

		3,235,963

Singapore — 2.0%

SembCorp Marine, Ltd.(1)	443,654	1,922,197

South Africa — 1.3%

Sanlam Ltd.(1)	308,380	1,258,126

Sweden — 2.0%

Swedbank AB, Class A(1)	111,370	1,870,549

Switzerland — 5.6%

ABB, Ltd.†(1)	134,587	3,490,020
Swiss Re, Ltd.†	32,255	1,811,190

		5,301,210

Taiwan — 1.5%

Hiwin Technologies Corp.	145,000	1,408,429

United Kingdom — 9.5%

International Power PLC†(1)	352,300	1,819,051
Reckitt Benckiser Group PLC(1)	32,716	1,806,358
Rio Tinto PLC(1)	48,664	3,513,996
Vodafone Group PLC(1)	678,004	1,801,885

		8,941,290

United States — 3.5%

News Corp., Class A	87,410	1,547,157
Virgin Media, Inc.	56,826	1,700,802

		3,247,959

Total Common Stock (cost $81,224,479)		85,628,015

PREFERRED STOCK — 2.7%
Brazil — 0.8%

Petroleo Brasileiro SA ADR	23,035	706,714

Germany — 1.9%

Henkel AG & Co. KGaA(1)	26,167	1,814,165

Total Preferred Stock (cost $2,418,790)		2,520,879

Total Long-Term Investment Securities (cost $83,643,269)		88,148,894

Repurchase Agreement — 0.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $749,000 and collateralized by $765,000 of United States Treasury Bills, bearing interest at 0.02% due 08/11/11 and having approximate value of $765,982 (cost $749,000)	$749,000	749,000

TOTAL INVESTMENTS (cost $84,392,269)(4)	94.4%	88,897,894
Other assets less liabilities	5.6	5,253,619

NET ASSETS	100.0%	$94,151,513

†	Non-income producing security
(1)	Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $72,674,300 representing 77.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $0 representing 0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$5,480,329	#	$—	$5,480,329
Germany	—	10,715,606	#	—	10,715,606
Japan	—	15,962,012	#	—	15,962,012
Switzerland	1,811,190	3,490,020	#	—	5,301,210
United Kingdom	—	8,941,290	#	—	8,941,290
Other Countries*	12,956,690	26,270,878	#	0	39,227,568
Preferred Stock	706,714	1,814,165	#	—	2,520,879
Repurchase Agreement	—	749,000		—	749,000

Total	$15,474,594	$73,423,300		$0	$88,897,894

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $72,674,300 representing 77.2% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 09/30/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 06/30/2011	$0

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	6.7%
Medical-Drugs	6.6
Engineering/R&D Services	5.8
Electric-Integrated	5.7
Electronic Components-Misc.	4.9
Auto/Truck Parts & Equipment-Original	4.8
Auto-Cars/Light Trucks	4.4
Insurance-Multi-line	3.9
Soap & Cleaning Preparation	3.8
Metal-Diversified	3.8
Medical Products	3.7
Telecom Services	3.7
Cellular Telecom	3.1
Retail-Drug Store	2.1
Shipbuilding	2.0
Enterprise Software/Service	2.0
Oil-Field Services	1.9
Diversified Operations	1.9
Insurance-Reinsurance	1.9
Chemicals-Diversified	1.9
Agricultural Chemicals	1.7
Multimedia	1.7
Real Estate Operations & Development	1.6
Miscellaneous Manufacturing	1.5
Building-Heavy Construction	1.5
Building Products-Cement	1.4
Insurance-Life/Health	1.3
Textile-Products	1.3
Gas-Distribution	1.3
Oil Companies-Integrated	1.3
Machinery-Construction & Mining	1.2
Transport-Truck	1.2
Import/Export	1.1
Diversified Banking Institutions	0.9
Repurchase Agreement	0.8

94.4%

*	Calculated as a percentage of net assets

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—June 30, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 98.6%
Advertising Agencies — 2.1%

Interpublic Group of Cos., Inc.	250,000	$3,125,000

Aerospace/Defense — 2.5%

Boeing Co.	30,000	2,217,900
General Dynamics Corp.	20,000	1,490,400

		3,708,300

Aerospace/Defense-Equipment — 3.0%

Goodrich Corp.	20,000	1,910,000
United Technologies Corp.	30,000	2,655,300

		4,565,300

Applications Software — 1.7%

Microsoft Corp.	100,000	2,600,000

Banks-Fiduciary — 0.7%

Bank of New York Mellon Corp.	40,000	1,024,800

Banks-Super Regional — 5.2%

PNC Financial Services Group, Inc.	30,000	1,788,300
US Bancorp	100,000	2,551,000
Wells Fargo & Co.	125,000	3,507,500

		7,846,800

Beverages-Non-alcoholic — 1.4%

PepsiCo, Inc.	30,000	2,112,900

Cable/Satellite TV — 1.7%

Comcast Corp., Class A	100,000	2,534,000

Casino Services — 0.5%

International Game Technology	40,000	703,200

Cellular Telecom — 0.7%

Vodafone Group PLC ADR	40,000	1,068,800

Chemicals-Diversified — 1.8%

Dow Chemical Co.	30,000	1,080,000
E.I. du Pont de Nemours & Co.	30,000	1,621,500

		2,701,500

Chemicals-Specialty — 0.4%

Ashland, Inc.	10,000	646,200

Coal — 0.6%

CONSOL Energy, Inc.	20,000	969,600

Computer Services — 1.1%

International Business Machines Corp.	10,000	1,715,500

Computers — 1.0%

Hewlett-Packard Co.	40,000	1,456,000

Cosmetics & Toiletries — 1.3%

Procter & Gamble Co.	30,000	1,907,100

Cruise Lines — 1.5%

Royal Caribbean Cruises, Ltd.†	60,000	2,258,400

Diversified Banking Institutions — 8.8%

Bank of America Corp.	300,000	3,288,000
Citigroup, Inc.	50,000	2,082,000
Goldman Sachs Group, Inc.	15,000	1,996,350
JPMorgan Chase & Co.	100,000	4,094,000
Morgan Stanley	80,000	1,840,800

		13,301,150

Diversified Manufacturing Operations — 3.3%

General Electric Co.	200,000	3,772,000
Honeywell International, Inc.	20,000	1,191,800

		4,963,800

Electric-Integrated — 2.7%

American Electric Power Co., Inc.	25,000	942,000
Edison International	25,000	968,750
Exelon Corp.	25,000	1,071,000
NextEra Energy, Inc.	20,000	1,149,200

		4,130,950

Electronic Components-Semiconductors — 2.0%

Intel Corp.	100,000	2,216,000
Micron Technology, Inc.†	100,000	748,000

		2,964,000

Finance-Credit Card — 1.2%

American Express Co.	35,000	1,809,500

Insurance-Life/Health — 3.4%

Lincoln National Corp.	70,000	1,994,300
Prudential Financial, Inc.	50,000	3,179,500

		5,173,800

Insurance-Property/Casualty — 2.0%

Chubb Corp.	20,000	1,252,200
Travelers Cos., Inc.	30,000	1,751,400

		3,003,600

Machinery-Construction & Mining — 1.1%

Caterpillar, Inc.	15,000	1,596,900

Medical Products — 1.8%

Johnson & Johnson	40,000	2,660,800

Medical-Biomedical/Gene — 1.1%

Amgen, Inc.†	15,000	875,250
Gilead Sciences, Inc.†	20,000	828,200

		1,703,450

Medical-Drugs — 5.7%

Abbott Laboratories	30,000	1,578,600
Merck & Co., Inc.	80,000	2,823,200
Pfizer, Inc.	200,000	4,120,000

		8,521,800

Medical-Generic Drugs — 1.0%

Teva Pharmaceutical Industries, Ltd. ADR	30,000	1,446,600

Medical-HMO — 2.6%

Aetna, Inc.	20,000	881,800
UnitedHealth Group, Inc.	60,000	3,094,800

		3,976,600

Multimedia — 1.7%

News Corp., Class A	60,000	1,062,000
Time Warner, Inc.	40,000	1,454,800

		2,516,800

Networking Products — 0.5%

Cisco Systems, Inc.	50,000	780,500

Oil & Gas Drilling — 2.3%

Ensco PLC ADR	50,000	2,665,000
Noble Corp.	20,000	788,200

		3,453,200

Oil Companies-Exploration & Production — 4.1%

Anadarko Petroleum Corp.	19,000	1,458,440
Apache Corp.	11,000	1,357,290
Occidental Petroleum Corp.	20,000	2,080,800
QEP Resources, Inc.	30,000	1,254,900

		6,151,430

Oil Companies-Integrated — 7.5%

Chevron Corp.	50,000	5,142,000
ConocoPhillips	50,000	3,759,500
Exxon Mobil Corp.	30,000	2,441,400

		11,342,900

Oil Field Machinery & Equipment — 0.5%

National Oilwell Varco, Inc.	10,000	782,100

Paper & Related Products — 0.8%

International Paper Co.	40,000	1,192,800

Retail-Building Products — 0.9%

Lowe’s Cos., Inc.	60,000	1,398,600

Retail-Discount — 2.0%

Target Corp.	30,000	1,407,300
Wal-Mart Stores, Inc.	30,000	1,594,200

		3,001,500

Retail-Drug Store — 1.5%

CVS Caremark Corp.	60,000	2,254,800

Retail-Regional Department Stores — 1.0%

Kohl’s Corp.	30,000	1,500,300

Semiconductor Equipment — 0.5%

Applied Materials, Inc.	60,000	780,600

Steel-Producers — 0.6%

United States Steel Corp.	20,000	920,800

Steel-Specialty — 0.4%

Allegheny Technologies, Inc.	10,000	634,700

Telecom Equipment-Fiber Optics — 2.4%

Corning, Inc.	200,000	3,630,000

Telephone-Integrated — 3.5%

AT&T, Inc.	80,000	2,512,800
CenturyLink, Inc.	30,000	1,212,900
Verizon Communications, Inc.	40,000	1,489,200

		5,214,900

Tobacco — 1.3%

Philip Morris International, Inc.	30,000	2,003,100

Transport-Services — 1.2%

United Parcel Service, Inc., Class B	25,000	1,823,250

Web Portals/ISP — 2.0%

Google, Inc., Class A†	3,000	1,519,140
Yahoo!, Inc.†	100,000	1,504,000

		3,023,140

Total Long-Term Investment Securities (cost $142,160,637)		148,601,770

REPURCHASE AGREEMENT — 4.8%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $7,330,000)	$7,330,000	7,330,000

TOTAL INVESTMENTS (cost $149,490,637)(2)	103.4%	155,931,770
Liabilities in excess of other assets	(3.4)	(5,169,964)

NET ASSETS	100.0%	$150,761,806

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 (See Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$7,846,800	$—	$—	$7,846,800
Diversified Banking Institutions	13,301,150	—	—	13,301,150
Medical-Drugs	8,521,800	—	—	8,521,800
Oil Companies-Integrated	11,342,900	—	—	11,342,900
Other Industries*	107,589,120	—	—	107,589,120
Repurchase Agreement	—	7,330,000	—	7,330,000

Total	$148,601,770	$7,330,000	$—	$155,931,770

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica International Small-Cap Fund

PORTFOLIO OF INVESTMENTS—June 30, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 90.4%
Australia — 2.7%

Centamin Egypt, Ltd.†(1)	112,359	$227,538
Emeco Holdings, Ltd.(1)	243,874	298,055
Incitec Pivot, Ltd.(1)	54,086	225,392
Navitas, Ltd.(1)	38,000	164,962
Transfield Services, Ltd.(1)	65,000	234,623
White Energy Co., Ltd.†(1)	173	341
White Energy Co., Ltd. (2011 Performance Shares)†(2)(4)	978	0

		1,150,911

Austria — 1.6%

Austria Technologie & Systemtechnik AG(1)	16,260	312,399
Schoeller-Bleckmann Oilfield Equipment AG(1)	4,219	365,375

		677,774

Belgium — 2.1%

Barco NV(1)	6,045	447,454
Nyrstar(1)	32,036	463,649

		911,103

Bermuda — 5.3%

Aquarius Platinum, Ltd.(1)	29,053	147,499
China Gas Holdings, Ltd.(1)	608,000	241,578
Digital China Holdings, Ltd.(1)	239,000	385,919
IT, Ltd.(1)	4,000	3,916
Johnson Electric Holdings, Ltd.(1)	400,000	267,756
Lancashire Holdings, Ltd.(1)	45,316	474,588
Man Wah Holdings, Ltd.(1)	171,200	180,249
Peace Mark Holdings, Ltd.†(2)(4)	8,000	0
Sinofert Holdings(1)	326,000	143,259
Texwinca Holdings, Ltd.(1)	198,000	235,529
Trinity, Ltd.(1)	200,000	202,159

		2,282,452

Cayman Islands — 4.9%

AAC Acoustic Technologies Holdings, Inc.(1)	170,000	400,833
ASM Pacific Technology, Ltd.(1)	34,400	475,584
Lee & Man Paper Manufacturing, Ltd.(1)	408,000	249,012
Polarcus, Ltd.†(1)	327,497	321,420
Shenguan Holdings Group, Ltd.(1)	732,000	517,444
TPK Holding Co., Ltd.†(1)	5,000	153,398

		2,117,691

China — 2.4%

Beijing Jingkelong Co., Ltd.(1)	246,000	319,785
Weichai Power Co., Ltd.(1)	85,000	500,798
Zhuzhou CSR Times Electric Co., Ltd.(1)	69,000	232,718

		1,053,301

Finland — 2.8%

Cramo Oyj(1)	26,612	580,428
Pohjola Bank PLC(1)	47,593	615,446

		1,195,874

France — 4.5%

GameLoft SA†(1)	82,556	598,621
Laurent-Perrier(1)	3,765	532,388
Rubis SA(1)	3,856	488,969
Virbac SA(1)	1,901	324,881

		1,944,859

Germany — 6.4%

Aareal Bank AG†(1)	13,731	469,984
Aurelius AG(1)	8,647	350,909
CTS Eventim AG(1)	6,440	444,990
Freenet AG†(1)	31,775	440,227
Muehlbauer Holding AG & Co.(1)	7,753	415,992
NORMA Group†(1)	15,800	463,971
zooplus AG†(1)	1,235	174,750

		2,760,823

Guernsey — 1.0%

Stobart Group, Ltd.(1)	189,586	441,042

Hong Kong — 0.4%

China Everbright International, Ltd.(1)	461,000	179,664

Indonesia — 1.1%

PT United Tractors Tbk(1)	168,928	491,852

Ireland — 3.1%

DCC PLC(1)	21,763	620,972
Kenmare Resources PLC†(1)	334,949	316,914
Smurfit Kappa Group PLC†(1)	34,816	415,234

		1,353,120

Italy — 5.0%

Amplifon SpA(1)	110,631	688,674
DiaSorin SpA(1)	9,773	469,123
Piaggio & C SpA(1)	128,778	539,347
Yoox SpA†(1)	25,244	464,940

		2,162,084

Japan — 20.0%

Ain Pharmaciez, Inc.(1)	8,400	346,474
Asahi Diamond Industrial Co., Ltd.(1)	11,000	240,722
Chugoku Marine Paints, Ltd.(1)	25,000	195,856
Credit Saison Co., Ltd.(1)	12,900	217,156
Dai-ichi Seiko Co., Ltd.(1)	7,200	278,975
Daiseki Co., Ltd.(1)	10,400	210,495
Eiken Chemical Co., Ltd.(1)	17,000	228,304
en-japan, Inc.(1)	216	283,495
Foster Electric Co., Ltd.(1)	9,200	184,801
FP Corp.(1)	4,400	272,683
GCA Savvian Group Corp.(1)	87	130,522
Hajime Construction Co., Ltd.(1)	12,200	322,717
HIRANO TECSEED Co., Ltd.(1)	16,000	218,688
Jafco Co., Ltd.(1)	8,400	211,114
Kakaku.com, Inc.(1)	36	253,379
Kenedix, Inc.†(1)	1,147	200,592
Koito Manufacturing Co., Ltd.(1)	14,000	244,912
Kokusai Co., Ltd.(1)	24,200	230,291
Konami Corp.(1)	4,100	97,278
Mani, Inc.(1)	7,200	254,438
Maruwa Co., Ltd.(1)	5,000	217,144
Matsuda Sangyo Co., Ltd.(1)	10,700	162,508
Modec, Inc.(1)	6,300	107,795
Nichi-iko Pharmaceutical Co., Ltd.(1)	7,200	191,981
Nifco, Inc.(1)	11,700	309,739
Nihon M&A Center, Inc.(1)	51	271,525
Nippon Ceramic Co., Ltd.(1)	4,900	99,522
Nippon Kodoshi Corp.(1)	2,900	87,898
NPC, Inc.(1)	9,900	201,385
Otsuka Corp.(1)	4,200	261,770
OUTSOURCING, Inc.(1)	29,800	179,033
Park24 Co, Ltd.(1)	16,500	171,651
Proto Corp.(1)	6,900	239,801
Rinnai Corp.(1)	3,400	245,937
Skymark Airlines, Inc.(1)	7,700	93,287
Software Service, Inc.(1)	8,900	174,997
Tatsuta Electric Wire and Cable Co., Ltd.(1)	16,000	83,049
Tocalo Co., Ltd.(1)	12,000	296,950
Toda Kogyo Corp.(1)	19,000	192,325
Token Corp.(1)	3,510	127,620
Tokyu Livable, Inc.(1)	18,100	164,914
Village Vanguard Co., Ltd.(1)	38	142,733

		8,646,456

Jersey — 1.0%

United Business Media, Ltd.(1)	45,657	407,807

Malaysia — 0.5%

KNM Group Bhd(1)	302,900	188,985
Top Glove Corp. Bhd(1)	24,400	42,434

		231,419

Mauritius — 0.6%

Golden Agri-Resources, Ltd. (1)	498,670	277,132

Netherlands — 2.3%

Aalberts Industries NV(1)	19,046	445,255
ASM International NV(1)	5,412	213,581
SNS REAAL NV†(1)	78,175	349,079

		1,007,915

Norway — 1.5%

Tomra Systems ASA(1)	73,252	640,240

Singapore — 0.6%

Venture Corp., Ltd.(1)	35,000	243,690

South Korea — 5.7%

Cheil Industries, Inc.(1)	3,737	448,648
Hankook Tire Co., Ltd.(1)	8,530	364,906
Hyundai Glovis Co., Ltd.(1)	2,784	450,814
Hyundai Mipo Dockyard Co., Ltd.(1)	738	117,775
LG Household & Health Care, Ltd.(1)	1,040	447,621
Sungwoo Hitech Co., Ltd.(1)	26,308	626,867

		2,456,631

Switzerland — 3.0%

OC Oerlikon Corp AG†(1)	56,579	456,428
Sulzer AG(1)	2,717	442,105
VZ Holding AG(1)	2,306	389,123

		1,287,656

Thailand — 0.6%

TMB Bank PCL(3)	3,988,600	259,632

United Kingdom — 10.4%

BowLeven PLC†(1)	40,967	220,537
Croda International PLC(1)	13,328	403,655
IG Group Holdings PLC(1)	60,083	420,839
International Personal Finance PLC(1)	79,527	469,597
Millennium & Copthorne Hotels PLC(1)	49,736	405,918
Nanoco Group PLC†(1)	218,181	287,060
Robert Walters PLC(1)	82,756	394,613
Spirax-Sarco Engineering PLC(1)	13,784	442,695
St James’s Place PLC(1)	120,057	654,578
Telecity Group PLC†(1)	49,474	440,119
Yule Catto & Co. PLC(1)	90,074	328,532

		4,468,143

United States — 0.9%

AsiaInfo-Linkage, Inc.†	14,918	247,042
ResMed, Inc.†(1)	40,000	123,474

		370,516

Total Common Stock (cost $33,020,424)		39,019,787

EXCHANGE-TRADED FUNDS — 5.9%
Ireland — 3.0%

iShares MSCI EM Latin America(1)	43,573	1,268,164

Luxembourg — 2.9%

db x-trackers - MSCI EM EMEA TRN Index ETF†	3,697	140,819
db x-trackers - MSCI Emerging Markets TRN Index ETF†	29,338	1,117,484

		1,258,303

Total Exchange-Traded Funds (cost $2,123,588)		2,526,467

PREFERRED STOCK — 1.0%
Germany — 1.0%

Jungheinrich AG(1) (cost $244,294)	10,136	427,369

Total Long-Term Investment Securities (cost $35,388,306)		41,973,623

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposit — 1.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/11 (cost $595,000)	$595,000	595,000

TOTAL INVESTMENTS (cost $35,983,306)(5)	98.7%	42,568,623
Other assets less liabilities	1.3	571,908

NET ASSETS	100.0%	$43,140,531

†	Non-income producing security
(1)	Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $40,208,646 representing 93.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $0 representing 0% of net assets.
(5)	See Note 3 for cost of investments on a tax basis.
ETF	—Exchange-Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 (see Note 1):

	Level 1- Quoted Prices	Level 2-Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Bermuda	$—	$2,282,452	#	$0	$2,282,452
Germany	—	2,760,823	#	—	2,760,823
Italy	—	2,162,084	#	—	2,162,084
Japan	—	8,646,456	#	—	8,646,456
South Korea	—	2,456,631	#	—	2,456,631
United Kingdom	—	4,468,143	#	—	4,468,143
Other Countries*	247,042	15,996,156	#	0	16,243,198
Exchange-Traded Funds	1,258,303	1,268,164	#	—	2,526,467
Preferred Stock	—	427,369	#	—	427,369
Short-Term Investment Securities:
Time Deposit	—	595,000		—	595,000

Total	$1,505,345	$41,063,278		$0	$42,568,623

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $40,208,646 representing 93.2% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Rights
Balance as of 09/30/2010	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(1)	—	—
Net purchases (sales)	—	(0)
Transfers in and/or out of Level 3	—	—

Balance as of 06/30/2011	$0	$—

See Note to Financial Statements

Industry Allocation*
Exchange-Traded Funds	5.9%
Electronic Components-Misc.	4.1
Machinery-General Industrial	3.1
Diversified Manufacturing Operations	3.0
Auto/Truck Parts & Equipment-Original	2.8
Distribution/Wholesale	2.7
Rental Auto/Equipment	2.1
Banks-Commercial	2.0
Paper & Related Products	1.8
Investment Management/Advisor Services	1.7
Entertainment Software	1.6
Semiconductor Equipment	1.6
Retail-Misc./Diversified	1.6
Insurance-Life/Health	1.5
Recycling	1.5
E-Commerce/Products	1.5
Machinery-Construction & Mining	1.4
Time Deposits	1.4
Commercial Services	1.3
Motorcycle/Motor Scooter	1.2
Beverages-Wine/Spirits	1.2
Chemicals-Specialty	1.2
Food-Meat Products	1.2
Auto/Truck Parts & Equipment-Replacement	1.2
Internet Content-Information/News.	1.2
Electric Products-Misc.	1.1
Gas-Distribution	1.1
Metal Processors & Fabrication	1.1
Insurance-Property/Casualty	1.1
Banks-Mortgage	1.1
Diversified Financial Services	1.1
Diagnostic Kits	1.1
Metal Products-Fasteners	1.1
Metal-Diversified	1.1
Transport-Truck	1.0
Building-Residential/Commercial	1.0
Cosmetics & Toiletries	1.0
Leisure Products	1.0
Transport-Services	1.0
Telephone-Integrated	1.0
Telecom Services	1.0
Machinery-Material Handling	1.0
Finance-Other Services	1.0
Publishing-Periodicals	1.0
Hotels/Motels	1.0
Medical-Drugs	0.9
Chemicals-Diversified	0.9
Human Resources	0.9
Oil Field Machinery & Equipment	0.9
Rubber-Tires	0.9
Agricultural Chemicals	0.8
Private Equity	0.8
Banks-Money Center	0.8
Medical Labs & Testing Services	0.8
Veterinary Products	0.8
Electronic Measurement Instruments	0.7
Seismic Data Collection	0.7
Food-Retail	0.7
Diversified Minerals	0.7
Electronic Components-Semiconductors	0.7
E-Commerce/Services	0.7
Electronic Connectors	0.6
Agricultural Operations	0.6
Containers-Paper/Plastic	0.6
Consulting Services	0.6
Computers-Integrated Systems	0.6
Medical Products	0.6
Internet Infrastructure Software	0.6
Building Products-Air & Heating	0.6
Pipelines	0.6
Tools-Hand Held	0.6
Textile-Products	0.6
Engineering/R&D Services	0.6
Gold Mining	0.5
Oil Companies-Exploration & Production	0.5
Machinery-Thermal Process	0.5
Finance-Credit Card	0.5
Venture Capital	0.5
Retail-Apparel/Shoe	0.5
Batteries/Battery Systems	0.5
Coatings/Paint	0.5
Audio/Video Products	0.4
Retail-Home Furnishings	0.4
Alternative Waste Technology	0.4
Medical Information Systems	0.4
Schools	0.4
Real Estate Management/Services	0.4
Platinum	0.3
Retail-Bookstores	0.3
Respiratory Products	0.3
Shipbuilding	0.3
Airlines	0.2
Wire & Cable Products	0.2
Rubber/Plastic Products	0.1

98.7%

*	Calculated as a percentage of net assets

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of June 30, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of June 30, 2011, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Interest	Principal Amount
Value Fund	2.21%	$7,330,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $331,887,000, a repurchase price of $331,887,092, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.01%	07/21/11	$238,680,000	$238,678,568
U.S. Treasury Bills	0.16	05/31/12	100,000,000	99,850,000

Note 3. Federal Income Taxes

As of June 30, 2011, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	International Equity Fund	Value Fund	International Small-Cap Fund
Cost (tax basis)	$85,068,682	$156,488,375	$38,272,450

Appreciation	7,221,334	9,697,054	7,768,804
Depreciation	(3,392,122)	(10,253,659)	(3,472,631)

Net unrealized appreciation (depreciation)	$3,829,212	$(556,605)	$4,296,173

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940
(17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	August 25, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	August 25, 2011